Expense Example - Innovator International Developed 10 Buffer ETF - Quarterly - Innovator International Developed 10 Buffer ETF - Quarterly	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	$ 1,049